Derivative Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Assets And Liabilities [Abstract]
Schedule Of Change In Fair Value Of Interest Rate Derivatives

	Year ended December 31,
	2014	2013	2012
Change in fair value of interest rate caps and floors	$17,862	$(11,709)	$14,388
Change in fair value of interest rate swaps	(1,167)	-	(3,713)
	$16,695	$(11,709)	$10,675